PIMCO Variable Insurance Trust

Supplement dated September 25, 2002
to the
Prospectus
Dated May 1, 2002

Disclosure relating to the High Yield Portfolio

The following information supplements the information appearing under the heading "Management of the Portfolios - Individual Portfolio Managers" in the accompanying prospectus.

On or before December 31, 2002, Raymond G. Kennedy will assume sole management responsibilities for the High Yield Portfolio.

Investors Should Retain This Supplement For Future Reference